INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES
12. INCOME TAXES

Income before income taxes consisted of:

MILLIONS	2013	2012	2011

United States	$725.8	$594.8	$440.0
International	572.5	417.8	239.6
Total	$1,298.3	$1,012.6	$679.6

The provision for income taxes consisted of:

MILLIONS	2013	2012	2011

Federal and state	$301.3	$141.3	$104.9
International	153.8	173.2	69.7
Total current	455.1	314.5	174.6
Federal and state	(124.0)	31.7	25.2
International	(6.5)	(34.9)	16.5
Total deferred	(130.5)	(3.2)	41.7
Provision for income taxes	$324.7	$311.3	$216.3

The company’s overall net deferred tax assets and deferred tax liabilities were comprised of the following:

DECEMBER 31 (MILLIONS)	2013	2012

Deferred tax assets
Other accrued liabilities	$125.9	$136.1
Loss carryforwards	106.3	110.4
Share-based compensation	70.1	71.6
Pension and other comprehensive income	160.9	337.8
Foreign tax credits	29.9	47.6
Other, net	150.0	138.9
Valuation allowance	(88.3)	(116.5)
Total	554.8	725.9
Deferred tax liabilities
Property, plant and equipment basis differences	287.3	246.8
Intangible assets	1,488.0	1,218.0
Unremitted foreign earnings	94.5	68.3
Other, net	132.0	114.2
Total	2,001.8	1,647.3
Net deferred tax liabilities balance	$(1,447.0)	$(921.4)

As of December 31, 2013 the company has tax effected federal, state and international net operating loss carryforwards of approximately $1 million, $13 million and $92 million, respectively, which will be available to offset future taxable income. The state loss carryforwards expire from 2014 to 2033. For the international loss carryforwards, $44 million expire from 2014 to 2023 and $48 million have no expiration.

The company has recorded an $88 million valuation allowance on certain deferred tax assets based on management’s determination that it is more likely than not that the tax benefits will not be utilized. The company’s U.S. foreign tax credit carryforward of $28 million has a ten-year carryforward period and will expire between 2019 and 2024 if not utilized.

A reconciliation of the statutory U.S. federal income tax rate to the company’s effective income tax rate is as follows:

	2013	2012	2011
Statutory U.S. rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.1	1.1	2.0
Foreign operations	(4.5)	(3.0)	(3.2)
Domestic manufacturing deduction	(2.6)	(2.6)	(2.9)
R&D credit	(1.4)	—	(0.3)
Change in valuation allowance	(1.0)	—	1.2
Nondeductible deal costs	0.2	0.5	0.8
Audit settlements and refunds	(0.8)	0.1	(0.5)
Other, net	(1.0)	(0.4)	(0.3)
Effective income tax rate	25.0%	30.7%	31.8%

As of December 31, 2013 and 2012, the company has recorded deferred tax liabilities of $94.5 million and $68.3 million, respectively, on foreign earnings of the legacy Nalco entities and legacy Champion entities that the company intends to repatriate. The deferred tax liabilities originated based on purchase accounting decisions made in connection with the Nalco merger and Champion acquisition and were the result of extensive studies required to calculate the impact at the purchase date.

U.S. deferred income taxes are not provided on certain other unremitted foreign earnings that are considered permanently reinvested which as of December 31, 2013 and 2012 were approximately $1.6 billion and $1.4 billion, respectively. These earnings are considered to be reinvested indefinitely or available for distribution with foreign tax credits to offset the amount of applicable income tax and foreign withholding taxes that may be payable on remittance. It is impractical due to the complexities associated with its hypothetical calculation to determine the amount of incremental taxes that might arise if all undistributed earnings were distributed.

The company files income tax returns in the U.S. federal jurisdiction and various U.S. state and international jurisdictions. With few exceptions, the company is no longer subject to state and foreign income tax examinations by tax authorities for years before 2011. The IRS has completed examinations of the company’s U.S. federal income tax returns through 2010. The Ecolab (including Nalco) U.S. income tax returns for the years 2011 and 2012 are currently under audit. The legacy Champion U.S. income tax return for the year 2011 is currently under audit. In addition to the U.S. federal examination, there is ongoing audit activity in several U.S. state and foreign jurisdictions. The company anticipates changes to its uncertain tax positions due to closing of various audit years mentioned above. The company believes these changes could result in a decrease in the company’s gross liability for unrecognized tax benefits of up to $13 million during the next twelve months. Decreases in the company’s gross liability could result in offsets to other balance sheet accounts, cash payments, and/or adjustments to tax expense. The occurrence of these events and/or other events not included above within the next twelve months could change depending on a variety of factors and result in amounts different from above.

During 2013, the company recognized a net discrete tax benefit of $41.7 million. The net benefit in 2013 is driven primarily by the net release of valuation allowances related to the realizability of foreign deferred tax assets of $11.5 million, the remeasurement of certain deferred tax assets and liabilities of $11.3 million and recognizing adjustments from filing our 2012 U.S. federal and state tax returns of $11.0 million. The remaining discrete tax items relate primarily to recognizing settlements related to prior year income tax audits, law changes within a foreign jurisdiction, the retroactive extension during first quarter 2013 of the U.S. R&D credit for 2012, foreign audit adjustments and other adjustments to deferred tax assets and liabilities.

During 2012, the company recognized a net discrete tax benefit of $9.2 million. The net benefit in 2012 is based largely on benefits related to remeasurement of certain deferred tax assets and liabilities resulting from changing tax jurisdictions, recognizing adjustments from filing the company’s 2011 U.S. federal tax return as well as a release of a valuation allowance related to a capital loss carryforward. Discrete benefits were partially offset by the remeasurement of certain deferred tax assets and liabilities resulting from changes in local country tax rates, state and foreign country audit settlements and adjustments.

During 2011, the company recognized a net discrete tax expense of $7.4 million. The net expense in 2011 is largely made up of favorable settlements and adjustments related to prior year returns and reserves which were more than offset by the impact of a charge related to the realizability of foreign net operating loss carryforwards as well as a change in the blended state tax rate. The settlements are related to the company’s 1999 through 2001 and 2007 through 2008 U.S. income tax returns and various state and other international returns.

A reconciliation of the beginning and ending amount of gross liability for unrecognized tax benefits is as follows:

MILLIONS	2013	2012	2011
Balance at beginning of year	$93.1	$89.5	$66.2
Additions based on tax positions related to the current year	9.1	7.5	7.3
Additions for tax positions of prior years	6.1	5.0	1.4
Reductions for tax positions of prior years	(15.6)	(3.4)	(27.0)
Reductions for tax positions due to statute of limitations	(3.6)	(0.8)	(0.8)
Settlements	(0.7)	(8.0)	(8.0)
Assumed in connection with the Champion acquisition	9.8	—	—
Assumed in connection with the Nalco merger	—	7.8	50.1
Foreign currency translation	0.5	(4.5)	0.3
Balance at end of year	$98.7	$93.1	$89.5

All tax positions included in the gross liability for unrecognized tax benefits balance at December 31, 2013, depending on the ultimate resolution, could impact the annual effective tax rate in future periods.

The company recognizes both penalties and accrued interest related to unrecognized tax benefits in the company’s provision for income taxes. During the year ended December 31, 2013 the company accrued approximately $2 million in interest. The company had approximately $12 million and $11 million of accrued interest, including minor amounts for penalties, at December 31, 2013 and 2012, respectively.